SUPPLEMENT DATED DECEMBER 19, 2011

TO THE INVESTOR CLASS PROSPECTUS OF MATTHEWS ASIA FUNDS

DATED APRIL 29, 2011 (AS SUPPLEMENTED)

The Matthews Asian Growth and Income Fund (MACSX) and Matthews Asia Small Companies Fund (MSMLX) will resume accepting offers to purchase shares from new investors effective January 4, 2012.

As of January 4, 2012, all references in the Prospectus to the Matthews Asian Growth and Income Fund and Matthews Asia Small Companies Fund being closed to new investors (including pages 1 and 28 of the Prospectus) or investing in or exchanging shares into a closed fund, and the information under the caption “Who Can Invest in a Closed Fund?” (page 65 of the Prospectus) are hereby removed in their entirety.

Please refer to page 62 of the Prospectus for information on how to purchase shares of the Matthews Asian Growth and Income Fund and the Matthews Asia Small Companies Fund.

Effective immediately, the following supplements the Portfolio Managers section on page 3:

Co-Manager: Kenneth Lowe, CFA, has been a Portfolio Manager of the Asian Growth and Income Fund since 2011.

Effective immediately, the following supplements the “Management of the Funds – Portfolio Managers” section on page 60 with respect to the Matthews Asian Growth and Income Fund:

Kenneth Lowe is a Portfolio Manager at Matthews. Prior to joining Matthews in 2010, he was an Investment Manager on the Asia and Global Emerging Market Equities Team at Martin Currie Investment Management in Edinburgh, Scotland. Kenneth received an M.A. in Mathematics and Economics from the University of Glasgow. Kenneth has been a Portfolio Manager of the Matthews Asian Growth and Income Fund since 2011.

Please retain this Supplement with your records.

SUPPLEMENT DATED DECEMBER 19, 2011

TO THE INSTITUTIONAL CLASS PROSPECTUS OF MATTHEWS ASIA FUNDS

DATED APRIL 29, 2011 (AS SUPPLEMENTED)

The Matthews Asian Growth and Income Fund (MICSX) will resume accepting offers to purchase shares from new investors effective January 4, 2012.

As of January 4, 2012, all references in the Prospectus to the Matthews Asian Growth and Income Fund being closed to new investors (including page 1 of the Prospectus) or investing in or exchanging shares into a closed fund, and the information under the caption “Who Can Invest in a Closed Fund?” (page 54 of the Prospectus) are hereby removed in their entirety.

Please refer to page 51 of the Prospectus for information on how to purchase shares of the Matthews Asian Growth and Income Fund.

Effective immediately, the following supplements the Portfolio Managers section on page 3:

Co-Manager: Kenneth Lowe, CFA, has been a Portfolio Manager of the Asian Growth and Income Fund since 2011.

Effective immediately, the following supplements the “Management of the Funds – Portfolio Managers” section on page 49 with respect to the Matthews Asian Growth and Income Fund:

Kenneth Lowe is a Portfolio Manager. Prior to joining Matthews in 2010, he was an Investment Manager on the Asia and Global Emerging Market Equities Team at Martin Currie Investment Management in Edinburgh, Scotland. Kenneth received an M.A. in Mathematics and Economics from the University of Glasgow. Kenneth has been a Portfolio Manager of the Matthews Asian Growth and Income Fund since 2011.

Please retain this Supplement with your records.

SUPPLEMENT DATED DECEMBER 19, 2011

TO MATTHEWS ASIA FUNDS STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 29, 2011 (AS AMENDED)

The Matthews Asian Growth and Income Fund and Matthews Asia Small Companies Fund will resume accepting offers to purchase shares from new investors effective January 4, 2012.

As of January 4, 2012, all references in the Statement of Additional Information (the “SAI”) to any of the Funds being closed to new investors or investing in or exchanging shares into a closed fund are hereby removed in their entirety.

Please retain this Supplement with your records.